Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Reconciliation of Class A Ordinary Shares

	6/30/2023	12/31/2022

Gross proceeds	$14,000,624	$146,625,000

Less:
Proceeds allocated to Public Warrants at issuance		-
Redeemable common stock issuance costs		-
NRA issuance cost		(1,011,984)
Redemption		(133,917,056)

Add
Accretion of Carrying value to redemption value	169,005	2,223,875
Common stock subject to redemption	$14,169,629	$13,919,834

	12/31/2022	12/31/2021

Gross proceeds	$146,625,000	$143,750,000

Less:
Proceeds allocated to Public Warrants at issuance	-	(3,566,173)
Redeemable common stock issuance costs	-	(8,106,798)
NRA issuance cost	(1,011,984)	-
Redemption	(133,917,056)	-

Add
Accretion of Carrying value to redemption value	2,223,874	14,547,971
Common stock subject to redemption	$13,919,834	$146,625,000

Schedule of Net Income (Loss) Per Common Share

For the Three and Six Months Ended June 30, 2023 and 2022, net income (loss) per common share is as follows:

	Three Months Ended June 30, 2023		Three Months Ended June 30, 2022		Six Months Ended June 30, 2023		Six Months Ended June 30, 2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share
Numerator:
Allocation of net income (loss)	$(221,978)	$(36,040)	$48,426	$16,142	$(404,922)	$(65,743)	$(80,513)	$(26,837)

Denominator
Weighted-average shares outstanding	5,282,115	857,601	14,375,000	4,791,667	5,282,115	857,601	14,375,000	4,791,667
Basic and diluted net income (loss) per share	$(0.04)	$(0.04)	$0.01	$0.01	$(0.08)	$(0.08)	$(0.01)	$(0.01)

	Year Ended December 31, 2022		May 20, 2021 (Inception) Through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share
Numerator:
Allocation of net income (loss)	$631,285	$216,337	$(127,116)	$(42,372)

Denominator
Weighted-average shares outstanding	13,982,407	4,791,667	14,375,000	4,330,522
Basic and diluted net income (loss) per share	$0.05	$0.05	$(0.01)	$(0.01)

Schedule of Income Tax Benefits

	Three Months Ended June 30, 2023	Six Months Ended June 30, 2023	Year Ended December 31, 2022

Current taxes	$57,876	$85,303	$445,793
Deferred taxes	-	-	-
Income tax expense	57,876	85,303	445,793
Income (loss) before income taxes	(200,142)	(385,362)	1,293,416
Effective tax rate	(28.92)%	(22.14)%	34.47%

The income tax benefit for the period from January 1, 2022 through December 31, 2022 and from May 20, 2021 (Inception) through December 31, 2021, consists of the following:

	January 1, 2022 through December 31, 2022	May 20, 2021 (inception) through December 31, 2021
Federal:
Current	$349,053	-
Deferred	(100,083)	(35,944)

State:
Current	$96,739	-
Deferred	(20,493)	(5,991)
Change in valuation allowance	120,577	41,935
Income tax provision	$445,793	-